PROMISSORY NOTES (Schedule of convertible promissory notes) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Short-Term Debt [Line Items]
Interest expense	$ 0	$ 35,210	$ 456,691
Convertible promissory notes [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	$ 1,156,259	1,156,259	1,281,442
Payment			(41,600)
Interest expense			1,600
Effect of foreign exchange			(85,183)
Balance, end of period		$ 1,156,259	$ 1,156,259